East End Mutual Funds, Inc.
                           Capital Appreciation Series
                          736 West End Avenue, Suite 3A
                            New York, New York 10025
                                 1 800 289 6336

                       SEMI ANNUAL REPORT TO SHAREHOLDERS

       February 24,1998

       Dear Shareholder:

       The Fund had a 6.32% total return for the six months ended December 31,1998. This return compares favorably with that of the Standard and Poor's 500 Index of 7.04% and the Russell 3000 of 5.78%.

       This performance was accomplished in spite of the first default of a government in many years - by Russia. It had a dramatic but negative effect on stock markets all over the world. In August and again in October we witnessed the selling of securities regardless of price. This selling was done by unregulated hedge funds which received margin calls on their holdings forcing them to sell, depressing the markets. These hedge funds received redemption requests by their investors which further lowered the prices of stocks in general.

       The Manager of the Fund stood fast and did not participate in this panic selling, thereby saving the Fund from realizing losses. From the low of October 8,1998 to the high of December 31,1998 the Fund gained 48.45%.

       Going  forward  the  Manager  anticipates  the  markets  return to
       normal  conditions   and  to  participate in bargains generated by
       the debacle of 1998.


       Sincerely,


       Aristides  Matsis
       President and
       Portfolio Manager


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             EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                             Schedule of Investments
                                December 31,1998
                                    Unaudited
       COMMON STOCKS- 90.2%                          Shares      Value
        Telecommunication - 6.4%
         Vocaltec                       *             500        5,625
         Northern Telecom                             168        8,421
                                                                14,046
        Internet - 11.0%
         Netscape Communications        *             185       11,239
         Ascend Communications          *             199       13,084
                                                                24,323
       Consumer Products - 7.6%
         Ralston Purina                               270        8,674
         Nike                                         200        8,113
                                                                16,787
       Computer Peripherals - 13.4%
         Iomega                                     3,420       25,009
         Western Digital                              310        4,669
                                                                29,678
       Medical Products - 5.0%
         Theragenics                                  660       11,096

       Semiconductors Mfg. - 7.2%
         Intel                                        135       16,006

       Retail - 22.8%
         Home Depot                                   234       14,317
         Wal Mart                                     165       13,437
         TJX                                          390       11,310
         Cost Co                                      157       11,334
                                                                50,398

       Computer Services - 3.0%
         Inacom                                       450        6,638

       Pharmaceuticals - 5.1%
         Bristol Myers                                 85       11,374

       Software Medical - 3.9%
         HBO & Co.                      *             300        8,606

       Healthcare HMO - 1.9%
         Oxford Health Care             *             280        4,165

       Education Software - 2.9%
         Learning Co.                   *             250        6,484

          Total Investments - 90.2%                            199,601
          Cash and Other Asset Less Liabilities - 9.8%          21,587
                                                               221,188
        * Non Income producing during the year.

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             EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                       Statement of Assets and Liabilities
                                December 31,1998
                                    Unaudited

       ASSETS

       Investments in securities at value
       (cost -$195,262.43)                                  $ 199,601
       U.S. Government Securities Short Term                   21,587
       Deferred Organization Costs                             28,989
          Total Assets                                        250,177


       LIABILITIES

       Due to Manager for Deferred Organization Costs          28,989

          Total Liabilities                                    28,989

       NET ASSETS                                             221,188

       Net Assets Consist of:

       Capital paid-in                                        216,850
       Net Unrealized Appreciation of Investments               4,338

       NET ASSETS                                           $ 221,188

       NET ASSET VALUE PER SHARE
       (based on 22,904 shares outstanding-
       authorized shares with $.001 per share par value)    $  10.01



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            EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES
                             Statement of Operations
                                December 31,1998
                                    Unaudited

       INVESTMENT INCOME
           Income
              Dividends                                   $      706

                        Total Income                             706

       Expenses
         Investment management fees                            1,143
         Custodian fees                                        1,200
         Bank charges                                             31

         Total expenses                                        2,374

                        Net Investment Loss                   (1,668)

       REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

         Net realized gain on investments                         -
         Change in net unrealized appreciation                 4,339

         Net realized and unrealized gain on investments       4,339

         Net increase in net assets resulting from operations  4,339














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            EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES
                       Statement of Changes in Net Assets
                                (Unaudited)


                                          Six Months       Year Ended
                                            Ended
                                         Dec. 31,1998      Jun.30,1998
       INCREASE (DECREASE)
       IN NET ASSETS
        From Operations:
         Net Investment Loss              $ (1,668)        $  (6,107)
         Net realized gain
         (loss) on investments                 -              16,584
         Change in net unrealized
         depreciation on investments         4,339           (29,403)

         Net increase (decrease) in
         net assets resulting from
         operations                          2,671           (18,926)

       Distributions to shareholders
       from: Net Investment income             -                 -
             Net realized gain                 -                 -

       Total distributions                     -                 -

       Share Transactions
         Net proceeds from sales of shares     -               5,173
         Reinvestment of distributions         -                 -
         Cost of shares redeemed               -             (11,514)
         Net (decrease) increase in net assets
         resulting from share transactions     -             ( 6,341)
             Total decrease in net assets      -             (25,267)

       Net Assets
         Beginning of year                 209,872           235,139
         End of year                       221,188           209,872

       Other information
         Shares:
         Sold                                  -                 479
         Issued in reinvestment of
         distributions                         -                 -
         Redeemed                              -             ( 1,117)
       Net (decrease) increase                 -             (   638)

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            EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES
                              Financial Highlights
                                    Unaudited

                                    Six Months     Year Ended June 30,
                                      Ended
                                    12/31/98      1998     1997    1996

       PER SHARE DATA:
       Net Asset Value
       Beginning of Period           $  9.50     10.34    13.73   10.48
       Income From Investment
       Operations
       Net Investment (Loss)Gain       0.196  (0.290)  (0.370)  (0.007)
       Net Realized and Unrealized
       Gain (Loss) on Investments      0.120  (0.550)  (2.083)  (3.335)

       Total From Investment
       Operations                      0.316  (0.840)  (2.453)   3.328

       Less Distributions:
       Distributions From
       Net Realized gain                 -      -       0.937    0.078

       Total Distributions               -      -       0.937    0.078

       Net Asset Value End
       of Period                    $ 10.10    9.50    10.34    13.73

       Total Return                  6.32%  (8.124)% (17.870)% 31.760%

       Ratios/Supplemental Data:

       Ratio of Expenses (After
       Reimbursement) to
       Average Net Assets(%)         1.280%   3.057%   4.840%   2.770%
       Ratio of Net Investment
       Loss to Average Net Assets   (0.899)% (2.658)% (3.670)% (0.910)%
       Portfolio Turnover Rate (%)     0     86.840   26.980   65.810
       Average Commission Rate (%)     0      0.080    0.050    0.060
       Net Assets,End of Period   $221,188  209,872  235,139  284,414






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